Fair Value Disclosures Fair Value Disclosures - Level 3 Valuation (Details) (Level 3, Fair Value, Measurements, Recurring, Discounted cash flow, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Level 3 | Fair Value, Measurements, Recurring | Discounted cash flow
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Contingent consideration	$ 2,180 [1]
Discount rate	2.00%

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.